SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - Business Acquisition, Acquiree [Domain]	12 Months Ended
Jun. 30, 2015
Customer Relationships [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	60 months
Customer Relationships [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	57 months
Order or Production Backlog [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	33 months
Order or Production Backlog [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	21 months